Allowance for credit losses - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) category	Dec. 31, 2022 USD ($) category
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss	$ 4,000
Allowance for credit loss, writeoff	$ 107,996	$ 89,378
Number of categories of financing receivables | category	3	3
Ukraine Conflict
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss		$ 110,000
Allowance for credit loss, writeoff		$ 89,000